American Century Variable Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated January 8, 2016 ■ Statement of Additional Information dated May 1, 2015

The following changes are effective January 8, 2016.

All references to Matt Titus are removed from the statement of additional information.

The following entry for Brian Woglom is added to the Accounts Managed chart on page 41 in the statement of additional information.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Brian Woglom(1)	Number of Accounts	19	4	1
	Assets	$17 billion (2)	$863.8 million	$57.4 million
1 Information provided as of January 6, 2016 .
2 Includes $17.0 million in VP Large Company Value, $801.1 million in VP Mid Cap Value and $795.7 million in VP Value .

The following is added as the third sentence under Ownership of Securities on page 43 of the statement of additional information.
As of January 6, 2016, Brian Woglom did not beneficially own shares of VP Large Company.

The following changes are effective January 31, 2016.

All references to E.A. Prescott LeGard are removed from the statement of additional information.

The following entry for Justin Brown is added to the Accounts Managed chart on page 44 in statement of additional information.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Justin Brown(1)	Number of Accounts	7	2	4
	Assets	$10.4 billion (2)	$296.9 million	$1.0 billion
1 Information provided as of January 6, 2016 .
2 Includes $5.3 million in VP Growth.

The following is added as the third sentence under Ownership of Securities on page 43 of the statement of additional information.
As of January 6, 2016, Justin Brown did not beneficially own shares of VP Growth.

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